Equity-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Equity-Based Compensation [Text Block]
Note 17 – Equity-Based Compensation
Williams’ Plan Information
The Williams Companies, Inc. 2007 Incentive Plan (the Plan) provides common-stock-based awards to both employees and nonmanagement directors. To date, 40 million new shares have been authorized for making awards under the Plan. The Plan permits the granting of various types of awards including, but not limited to, restricted stock units and stock options. At December 31, 2019, 23 million shares of our common stock were reserved for issuance pursuant to existing and future stock awards, of which 11 million shares were available for future grants.
Additionally, up to 3.6 million new shares of our common stock have been authorized to date to be available for sale under our Employee Stock Purchase Plan (ESPP). Employees purchased 322 thousand shares at a weighted-average price of $19.55 per share during 2019. Approximately 424 thousand shares were available for purchase under the ESPP at December 31, 2019.
Operating and maintenance expenses and Selling, general, and administrative expenses in the Consolidated Statement of Operations include equity-based compensation expense for the years ended December 31, 2019, 2018, and 2017 of $57 million, $54 million, and $70 million, respectively. Income tax benefit recognized related to the stock-based compensation expense for the years ended December 31, 2019, 2018, and 2017 was $14 million, $14 million, and $17 million, respectively. Measured but unrecognized stock-based compensation expense at December 31, 2019, was $60 million, comprised of $2 million related to stock options and $58 million related to restricted stock units. These amounts are expected to be recognized over a weighted-average period of 2.8 years.
Stock Options
The following summary reflects stock option activity and related information for the year ended December 31, 2019:

Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)
Outstanding at December 31, 2018	7.3	$31.55
Granted	—	$—
Exercised	(0.4)	$11.31
Cancelled	(0.1)	$35.62
Outstanding at December 31, 2019	6.8	$32.64	$2
Exercisable at December 31, 2019	5.8	$33.22	$2

The following table summarizes additional information related to stock option activity during each of the last three years:

	Year Ended December 31,
	2019	2018	2017
	(Millions)
Total intrinsic value of options exercised	$6	$3	$4
Tax benefits realized on options exercised	$1	$—	$1
Cash received from the exercise of options	$4	$9	$7

The weighted-average remaining contractual lives for stock options outstanding and exercisable at December 31, 2019, were 4.2 years and 3.6 years, respectively.
The estimated fair value at date of grant of options for our common stock granted in each respective year, using the Black-Scholes option pricing model, is as follows:

	2018	2017
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$5.49	$6.61
Weighted-average assumptions:
Dividend yield	4.7%	4.2%
Volatility	30.1%	35.1%
Risk-free interest rate	2.7%	2.1%
Expected life (years)	6.0	6.0

There were no stock options granted in 2019. The expected dividend yield for each respective year is based on the dividend forecast for that year and the grant-date market price of our stock. Our expected future volatility is determined using the historical volatility of our stock and implied volatility on our traded options. Historical volatility is based on the blended 10-year historical volatility of our stock and certain peer companies. The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.
Nonvested Restricted Stock Units
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2019:

Restricted Stock Units Outstanding	Shares	Weighted- Average Fair Value (1)
	(Millions)
Nonvested at December 31, 2018	4.5	$28.96
Granted	2.5	$25.87
Forfeited	(0.5)	$28.48
Vested	(1.1)	$26.25
Nonvested at December 31, 2019	5.4	$28.11
______________

(1)
Performance-based restricted stock units are valued considering measures of total shareholder return utilizing a Monte Carlo valuation method and return on capital employed. All other restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.

Value of Restricted Stock Units	2019	2018	2017
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$25.87	$30.48	$29.47
Total fair value of restricted stock units vested during the year (in millions)	$29	$35	$33

Performance-based restricted stock units granted under the Plan represent 39 percent of nonvested restricted stock units outstanding at December 31, 2019. These grants may be earned at the end of the vesting period based on actual performance against a performance target. Based on the extent to which certain financial targets are achieved, vested shares may range from zero percent to 200 percent of the original grant amount.